Summary of Significant Accounting Policies - Schedule of Accumulated Removal Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated removal costs	$ 256,000	$ 233,000